Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value of Held to Maturity Securities	The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on June 30, 2023 and December 31, 2022 are as follows:
	Carrying Value as of June 30, 2023	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of June 30, 2023
U.S. Treasury Securities (matures July 5, 2023)	18,695,881	2,120	—	18,698,001
	$18,695,881	$2,120	$—	$18,698,001
	Carrying Value as of December 31, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
U.S. Treasury Securities (matures November 25, 2022)	18,276,649	—	217	18,276,866
	$18,276,649	$—	$217	$18,276,866
The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2022 and 2021, are as follows:
	Carrying Value as of December 31, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
U.S. Treasury Securities (matures May 25, 2023)	18,276,649	—	217	18,276,866
	$18,276,649	$—	$217	$18,276,866
	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Treasury Securities (matures February 24, 2022)	140,404,628	—	(1,142)	140,403,486
	$140,404,628	$—	$(1,142)	$140,403,486

Schedule of Class A Common Stock Reflected on the Balance Sheet are Reconciled	As of June 30, 2023 and December 31, 2022, the Class A common stock reflected on the balance sheet are reconciled in the following table:
Gross Proceeds	$138,312,300
Proceeds allocated to equity rights	(760,718)
Less:
Issuance costs related to Class A common stock subject to possible redemption	(9,509,534)
Plus:
Remeasurement of carrying value to redemption value	12,344,937
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2021)	140,386,985
Less:
Redemptions of Class A common stock	(125,587,180)
Plus:
Remeasurement of carrying value to redemption value	3,483,582
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2022)	$18,283,387
Plus:
Remeasurement of carrying value to redemption value	120,011
Contingently redeemable Class A common stock subject to possible redemption (March 31, 2023)	$18,403,398
Plus:
Remeasurement of carrying value to redemption value	179,029
Contingently redeemable Class A common stock subject to possible redemption (June 30, 2023)	$18,582,427
As of December 31, 2022 and 2021, the Class A common stock reflected on the balance sheets are reconciled in the following table:
Gross Proceeds	$138,312,300
Proceeds allocated to equity rights	(760,718)
Less:
Issuance costs related to Class A common stock subject to possible redemption	(9,509,534)
Plus:
Remeasurement of carrying value to redemption value	12,344,937
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2021)	140,386,985
Less:
Redemptions of Class A common stock	(125,587,180)
Plus:
Remeasurement of carrying value to redemption value	3,483,582
Contingently redeemable Class A common stock subject to possible redemption (December 31, 2022)	$18,283,387

Schedule of Basic and Diluted Loss Per Common Share	The basic and diluted income (loss) per common stock is calculated as follows:
	For the Three Months Ended June 30, 2023	For the Three Months Ended June 30, 2022	For the Six Months Ended June 30, 2023	For the Six Months Ended June 30, 2022
Common stock subject to possible redemption
Numerator:
Net loss allocable to Class A common stock subject to possible redemption	$(221,357)	$(98,850)	$(234,792)	$(35,358)
Denominator:
Weighted Average Class A common stock, basic and diluted	2,441,063	14,645,135	2,441,063	14,645,135
Basic and Diluted net loss per share, Class A common stock	$(0.08)	$(0.00)	$(0.10)	$(0.00)

Non-redeemable common stock
Numerator:
Net loss allocable to Class B common stock	$(313,557)	$(23,339)	$(332,586)	$(8,348)
Denominator:
Weighted Average non-redeemable common stock, basic and diluted	3,457,807	3,457,807	3,457,807	3,457,807
Basic and diluted net loss per share, common stock	$(0.08)	$(0.00)	$(0.10)	$(0.00)
The basic and diluted loss per common stock is calculated as follows:
	For the Year Ended December 31, 2022	For the Period From February 25, 2021 (Inception) Through December 31, 2021
Common stock subject to possible redemption
Numerator:
Net income (loss) allocable to Class A common stock subject to possible redemption	$46,938	$(589,818)
Denominator:
Weighted Average Class A common stock, basic and diluted	12,204,321	7,700,506
Basic and Diluted net income (loss) per share, Class A common stock	$0.00	$(0.08)

Non-redeemable common stock
Numerator:
Net income (loss) allocable to Class B common stock	$13,299	$(244,269)
Denominator:
Weighted Average non-redeemable common stock, basic and diluted	3,457,807	3,189,105
Basic and diluted net income (loss) per share, common stock	$0.00	$(0.08)